Expense Example {- Franklin Michigan Tax-Free Income Fund} - Franklin Tax-Free Trust - TF3-21 - Franklin Michigan Tax-Free Income Fund	Mar. 08, 2021 USD ($)
Class A
Expense Example:
1 year	$ 456
3 years	627
5 years	813
10 years	1,350
Class A1
Expense Example:
1 year	441
3 years	581
5 years	734
10 years	1,178
Class C
Expense Example:
1 year	224
3 years	387
5 years	670
10 years	1,477
Class R6
Expense Example:
1 year	54
3 years	174
5 years	305
10 years	687
Advisor Class
Expense Example:
1 year	58
3 years	183
5 years	318
10 years	$ 714